Shareholder Report, Line Graph (Details) 194011_Jensen Quality Value Fund_Class J_TSR Annual {Class J} - USD ($)												12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class J
Account Value [Line Items]
Line Graph and Table Measure Name												Class J
Accumulated Value		$ 22,809	$ 22,111	$ 18,404	$ 17,847	$ 19,185	$ 13,197	$ 12,724	$ 12,367	$ 11,452	$ 10,000	$ 22,332
MSCI U.S. Investable Market 2500 Gross Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											MSCI U.S. Investable Market 2500 Gross Return Index †
Accumulated Value		31,776	28,122	22,014	21,542	22,306	15,460	13,880	13,543	11,773	10,000	$ 41,314
MSCI U.S. Mid Cap 450 Gross Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											MSCI U.S. Mid Cap 450 Gross Return Index ‡
Accumulated Value		25,634	23,243	18,967	20,119	21,453	14,016	13,497	13,315	11,537	10,000	$ 31,917
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return Index
Accumulated Value		31,578	27,916	21,880	21,444	22,264	15,471	13,880	13,542	11,769	10,000	$ 40,876
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Total Return Index
Accumulated Value		$ 24,729	$ 22,415	$ 18,207	$ 19,068	$ 20,453	$ 13,610	$ 13,261	$ 13,054	$ 11,586	$ 10,000	$ 30,261

[1]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[2]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.